Risk management - Forborne Loans Roll Forward (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Changes in the portfolio
Beginning balance	€ 840,004	€ 836,156
Balance at end of year	903,013	840,004
Forborne loan portfolio
Changes in the portfolio
Beginning balance	37,365
Refinancing and restructuring of the period	12,675
Memorandum item: Impact recorded in the income statement for the period	2,406
Debt repayment	(9,107)
Foreclosure	(950)
Derecognized from the consolidated balance sheet	(5,334)
Others variations	1,515
Balance at end of year	€ 36,164	€ 37,365
Credit risk | Forborne loan portfolio
Forborne Loan Portfolio
Percentage of loans covered by specific allowance	24.00%
Credit risk | Forborne loan portfolio | With property collateral
Forborne Loan Portfolio
Percentage of loans secured	50.00%
Performing | Credit risk | Forborne loan portfolio
Forborne Loan Portfolio
Performing loans, number of days past due criteria	90 days
Credit exposure, percentage of total loans	58.00%
Nonperforming | Credit risk | Forborne loan portfolio
Forborne Loan Portfolio
Percentage of loans covered by specific allowance	45.00%